Consolidated Balance Sheets	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
CURRENT ASSETS:
Cash	$ 847,761	¥ 132,810,235	¥ 104,379,373
Digital assets	1,727	270,479	153,764
Accounts receivable, net	56,575	8,863,082	9,139,641
Contract assets			17,208,508
Prepayments	70,557	11,053,463	9,350,670
Short-term deposits	19,766	3,096,509	3,096,509
Income tax receivable	46	7,281	8,276
Value added tax receivable	111,362	17,446,008
Other current assets, net	101,406	15,886,340
TOTAL CURRENT ASSETS	1,573,349	246,480,947	143,336,741
Property and equipment, net	733,999	114,988,295	927,858
Goodwill	62,384,443	9,773,146,875
Intangible assets	52,726	8,260,000	10,620,000
Operating lease right-of-use assets	355,042	55,620,856	3,471,991
Long-term deposits	4,199	657,740	657,740
Restricted cash	200,985	31,486,253	31,486,253
TOTAL ASSETS	65,304,743	10,230,640,966	190,500,583
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts payable	94,364	14,783,085	12,167,638
Short-term borrowings and current portion of long-term debt	97,051	15,204,000	15,204,000
Other payables and accrued liabilities	652,165	102,168,225	52,466,403
Other payable- investment deferred payment	11,128,136	1,743,333,735
Value added tax payable	48,581	7,610,707
Operating lease liabilities, current	179,644	28,143,016	2,775,741
TOTAL CURRENT LIABILITIES	13,236,511	2,073,631,861	82,613,782
Loans to related parties, noncurrent	3,936,268	616,655,809
Post-employment retirement benefits liability	40,027	6,270,652
Bank loans – non-current, net	119,080	18,655,000	33,859,000
Operating lease liabilities, non-current	170,558	26,719,606
TOTAL LIABILITIES	17,502,444	2,741,932,928	116,472,782
Commitments and contingencies
Mezzanine equity:
Participating Convertible Preference Virtual Shares: nil and 470 shares as of April 30, 2025 and 2026, respectively	2,067,069	323,826,972
SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 and 285,411,408 shares authorized as of April 30, 2025 and 2026, respectively; 15,076,900 and 33,872,687 shares issued and outstanding as of April 30, 2025 and 2026, respectively	63,833	10,000,000	50,000,000
P series preferred shares, nil and 53,051,000 shares authorized, issued and outstanding as of April 30, 2025 and 2026.	21,644,500	3,390,827,370
Additional paid-in capital	55,469,509	8,689,853,269	2,210,480,581
Cumulative translation adjustment	18,416	2,885,038
Accumulated deficit	(31,461,028)	(4,928,684,611)	(2,186,452,780)
TOTAL SHAREHOLDERS’ EQUITY	45,735,230	7,164,881,066	74,027,801
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	65,304,743	10,230,640,966	190,500,583
Related Party
CURRENT ASSETS:
Receivables from related parties	364,149	57,047,550
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payables to related parties	1,036,570	162,389,093
Loans to related parties, noncurrent	$ 3,936,268	¥ 616,655,809